PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	Rp 10,272		Rp 11,563		$ 660
Others	35		31	Rp 58
Pension and other post-employment benefits (Note 29)	1,585		1,680	1,449
Amounts recognized in OCI	1,612		2,168	(4,455)
Deferred tax effect at the applicable tax rates	(148)		(213)	859
Defined benefit plan actuarial (gain) losses - net of tax	1,464	$ 94	1,955	(3,596)
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	928		926
Pension and other post-employment benefits (Note 29)	78		254	258
Amounts recognized in OCI	13		42	125
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			638
Pension and other post-employment benefits (Note 29)	213		263	253
Amounts recognized in OCI	851		1,032	(158)
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	268		300
Pension and other post-employment benefits (Note 29)	25		23	81
Amounts recognized in OCI	14		2	(15)
Long Service Employee Benefit
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	1		4
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	9,075		9,695
Pension and other post-employment benefits (Note 29)	1,268		1,137	804
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	4,275		4,188
Pension and other post-employment benefits (Note 29)	596		331	142
Amounts recognized in OCI	218		(110)	(1,554)
Periodic pension benefit cost | Others
Disclosure of defined benefit plans [line items]
Amounts recognized in OCI	1		(3)	0
Others Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations			3
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	4,234		4,891
Pension and other post-employment benefits (Note 29)	577		732	545
Amounts recognized in OCI	467		1,123	(2,942)
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	44
Pension and other post-employment benefits (Note 29)	37
Amounts recognized in OCI	(7)		0
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Pension benefits and other post-employment benefits obligations	522		613
Pension and other post-employment benefits (Note 29)	58		74	117
Amounts recognized in OCI	Rp 55		Rp 82	Rp 89